Equity (Details)																																						1 Months Ended				6 Months Ended				12 Months Ended
		Mar. 20, 2026 shares	Feb. 04, 2026 shares	Dec. 19, 2025 USD ($) shares	Dec. 18, 2025 USD ($)	Dec. 17, 2025 USD ($)	Dec. 05, 2025 shares	Nov. 07, 2025 USD ($) shares	Oct. 29, 2025 shares	Sep. 22, 2025 shares	Jul. 31, 2025 shares	Apr. 30, 2025 USD ($) shares	Apr. 25, 2025	Apr. 24, 2025 shares	Apr. 22, 2025 USD ($) $ / shares shares	Feb. 17, 2025 USD ($) shares	Feb. 04, 2025 shares	Dec. 10, 2024 shares	Nov. 01, 2024 $ / shares shares	Oct. 31, 2024 USD ($) $ / shares shares	Oct. 30, 2024 USD ($) shares	Oct. 09, 2024 shares	Oct. 07, 2024 $ / shares shares	Sep. 06, 2024 shares	Aug. 21, 2024 $ / shares shares	Aug. 15, 2024 USD ($) shares	Jul. 10, 2024 shares	Jul. 05, 2024 shares	Apr. 24, 2024 USD ($)	Jan. 04, 2024 USD ($)	Dec. 29, 2023 USD ($) $ / shares shares	Feb. 10, 2023 CNY (¥) shares	Nov. 15, 2022 USD ($) shares	Sep. 16, 2022 USD ($) $ / shares shares	Apr. 30, 2022 USD ($)	Jan. 15, 2022 $ / shares shares	Sep. 29, 2021 $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares		Oct. 31, 2024 shares	Oct. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares		Mar. 31, 2025 USD ($) shares		Sep. 30, 2026 USD ($) shares	Sep. 30, 2024 USD ($)	Mar. 31, 2023 USD ($)	Feb. 10, 2023 USD ($) $ / shares shares
Equity [Line Items]
Ordinary share authorized																			80,000,000
Pre-split shares			2,000,000				15,000,000				7,646,644	843,691		2,875,772						5,000,000			3,300,000	4,200,000									381,963	2,204				435,397
Cash consideration received (in Dollars) | $																																			$ 2,000,000
Share capital (in Dollars) | $																																		$ 50,000
Surrendered ordinary shares																																	509	1,653,155
Cancelled surrendered shares																																	509	1,653,155
Investor agreed to invest (in Dollars) | $																																	$ 1,500,000
Ordinary shares authorized																																	509
Shares sold			40,000
Aggregate amount																																¥ 65,000,000																	$ 9,400,000
Amount received (in Dollars) | $																																																$ 9,400,000
Sold ordinary share															2,030,460					6,667											2,759										1,240,000
Public offering shares																																									53
Over-allotment arrangement price per share (in Dollars per share) | $ / shares																																									$ 3,750
Net proceeds (in Dollars) | $					$ 4,800,000	$ 4,800,000						$ 4,000,000
Net proceeds received amount (in Dollars) | $																														$ 8,900,000											$ 5,200,000
Warrants exercised																												1,655
Warrant shares																											1,103
Total share value (in Dollars) | $																																										$ 4,781,250		$ 4
Shares of stock																							4,400
Percentage of adjusted warrant															24.00%																											20.00%
Cashless exercise option											152,933	16,874																										8,708
Consecutive trading days														5 days
Percentage of issued and outstanding														10.00%
Fund statutory reserves, percentage																																										50.00%					50.00%
Retained earnings statutory reserves (in Dollars) | $																																						$ 3,061,428				$ 3,061,428
Restricted net assets (in Dollars) | $																																						7,283,700				7,283,700
Private placement							300,000
Company stock price | $				$ 1.35				$ 1.73
Research and development expenses | $																					$ 1,420,000
Administrative expenses | $																																										5,100,000
Warrant liability | $																																						494,048				365,762
Selling expense | $																																										735,970		78,369
Warrants [Member]
Equity [Line Items]
Pre-split shares										435,397						18,237,500				0.101																				0.5
Price per share (in Dollars per share) | $ / shares																															$ 1,839
Sold ordinary share																						13,333									2,068,970
Net proceeds (in Dollars) | $																															$ 10,000,000
Net proceeds received amount (in Dollars) | $																				$ 2,420,000
Warrants exercised										8,708						364,750
Warrant exercise price adjustment amount (in Dollars) | $															$ 10,195,504
Issuance of warrants (in Dollars) | $																																												14,493,455	[1]
Warrants exercise price (in Dollars) | $																$ 9,909,270
Percentage of exercise price closing																				20.00%
Warrant liability | $																																						$ 494,048				$ 365,762		$ 850,054
Board of Directors Chairman [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares																																		$ 0.000002
Pre-split shares																																		2,204
Ordinary Shares [Member]
Equity [Line Items]
Ordinary share authorized																																		25,000,000,000			5,000,000,000
Ordinary shares value per share (in Dollars per share) | $ / shares																							$ 0.000002		$ 0.000002											$ 0.0015	$ 0.00001					$ 0.0015
Ordinary shares issued																																				871	33,333
Pre-split shares																																				653,155	25,000,000
Sold ordinary share															40,609																1,379,313
Ordinary Shares [Member] | Warrants [Member]
Equity [Line Items]
Pre-split shares																																								375
Warrant exercise price adjustment amount (in Dollars) | $															$ 203,910
Ordinary Shares [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Ordinary shares issued																																		33,333
Pre-split shares																																		25,000,000
Warrants [Member]
Equity [Line Items]
Cashless exercise option											6,117,316
Issuance of warrants (in Dollars) | $																				$ 14,493,455
SPA Agreement [Member]
Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares															$ 118
Warrant exercise price adjustment amount (in Dollars) | $																																										$ 396,040
SPA Agreement [Member] | Warrants [Member]
Equity [Line Items]
Pre-split shares																																										297,029,703
Exercise price (in Dollars per share) | $ / shares																				$ 2,250
Over-Allotment Option [Member]
Equity [Line Items]
Price per share (in Dollars per share) | $ / shares																																									$ 1,653
Sold ordinary share																																									40,000
Net proceeds (in Dollars) | $																																									$ 6,200,000
PRC Company Laws [Member]
Equity [Line Items]
Retained earnings statutory reserves (in Dollars) | $																																										$ 3,061,428					$ 3,061,428
Share Incentive Plan [Member]
Equity [Line Items]
Shares of stock																							4,400		6,000
Equity Incentive Plan [Member]
Equity [Line Items]
Shares sold																																										84,000
Exercise price (in Dollars per share) | $ / shares																							$ 0.0015
Selling expense | $																													$ 770,000
Viru Technology [Member]
Equity [Line Items]
Pre-split shares																																		0.000002
Viru Technology [Member] | Ordinary Shares [Member]
Equity [Line Items]
Pre-split shares																																		41,155
Surrendered ordinary shares																																		55
Anguo [Member]
Equity [Line Items]
Ordinary shares issued																																988																	988
Pre-split shares																																740,829
Anjiu [Member]
Equity [Line Items]
Ordinary shares issued																																988																	988
Shares sold																																740,829
Anling [Member]
Equity [Line Items]
Ordinary shares issued																																593																	593
Shares sold																																444,497
Binominal Tree [Member] | Warrants [Member]
Equity [Line Items]
Net proceeds received amount (in Dollars) | $																				$ 2,500,000
Investor [Member]
Equity [Line Items]
Pre-split shares																				10,000,000
Investor [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares																																				$ 0.000002
Investor [Member] | Warrants [Member]
Equity [Line Items]
Sold ordinary share																				13,333
United States [Member] | Warrants [Member]
Equity [Line Items]
Warrant shares																												1,241,381
United States [Member] | Ordinary Shares [Member]
Equity [Line Items]
Warrants exercised																												662
Alternate cashless exercise amount																												496,553
Canada [Member]
Equity [Line Items]
Warrant shares																											441
Canada [Member] | Warrants [Member]
Equity [Line Items]
Warrant shares																											827,589
Canada [Member] | Ordinary Shares [Member]
Equity [Line Items]
Alternate cashless exercise amount																											331,036
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary share authorized									100,000										600,000,000																			600,000,000	[2]			600,000,000	[2]
Ordinary shares value per share (in Dollars per share) | $ / shares	[2]																																					$ 0.0015				$ 0.0015
Ordinary shares issued	[2]																																					516,882				916,882
Pre-split shares				800,000			0.31875		5,000,000			13,499						119,697	30,000,000,000			5,000,000				12,723,036												348,318
Shares sold				16,000								674,954						2,394
Alternate cashless exercise amount																										39,164
Designate authorized shares																										29,373,057
Repurchase amount																										16,964
Cashless exercise option											122,346
Private placement							15.925
Class A Ordinary Shares [Member] | Warrants [Member]
Equity [Line Items]
Pre-split shares																						10,000,000
Warrant shares																14,590,000
Cashless exercise option																291,800
Class of Warrant or Right, Outstanding															40,609
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Shares sold	[3]																																									300,000		2,394
Total share value (in Dollars) | $																																										$ 450		$ 4
Cashless exercise option	[3]																																											291,800
Class A Ordinary Shares [Member] | Share Incentive Plan [Member]
Equity [Line Items]
Pre-split shares																							3,300,000		4,500,000
Class A Ordinary Shares [Member] | Equity Incentive Plan [Member]
Equity [Line Items]
Pre-split shares																				3,300,000				4,500,000
Sold ordinary share																					3,300,000
Plan issued shares																					4,400
Class A Ordinary Shares [Member] | Equity Incentive Plan [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares																							$ 0.0015		$ 0.0015
Shares of stock																				4,400				6,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary share authorized	[2]																																					80,000,000				80,000,000
Ordinary shares value per share (in Dollars per share) | $ / shares	[2]																																					$ 0.0015				$ 0.0015
Ordinary shares issued	[2]																																					74,480				163,340
Pre-split shares		2,443,027	2,443,027														2,000,000		4,000,000,000																							2,875,772				4,443,027
Shares sold		48,860															40,000																									57,515
Sold ordinary share			48,860
Designate authorized shares																										3,000,000,000
Development expenses | $																																										$ 1,270,000
Officers shall receive an aggregate | $																																														$ 88,860
Class B Ordinary Shares [Member] | Warrants [Member]
Equity [Line Items]
Sold ordinary share																						6,667
Class B Ordinary Shares [Member] | Mr. Yang [Member]
Equity [Line Items]
Pre-split shares																										12,723,036
Shares sold																										16,964
Total share value (in Dollars) | $																										$ 26
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Shares sold
Total share value (in Dollars) | $
Cashless exercise option
Class B Ordinary Shares [Member] | Warrants [Member]
Equity [Line Items]
Cashless exercise option																																						6,966
Class B Ordinary Shares [Member] | Equity Incentive Plan [Member]
Equity [Line Items]
Shares sold														57,515
Minimum [Member]
Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares															$ 0.47
Purchase of shares																																						5,708				5,708
Fund statutory reserves, percentage													10.00%
Company stock price | $																					$ 0.43								2.47
Minimum [Member] | Warrants [Member]
Equity [Line Items]
Pre-split shares																				3
Warrants exercised																18,237,500
Cashless exercise option																364,750
Minimum [Member] | Ordinary Shares [Member] | Warrants [Member]
Equity [Line Items]
Pre-split shares																																										396,040
Minimum [Member] | IPO [Member]
Equity [Line Items]
Sold ordinary share																																									1,600
Minimum [Member] | Equity Incentive Plan [Member]
Equity [Line Items]
Shares sold									100,000
Minimum [Member] | Anguo [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares																																																	$ 0.0015
Minimum [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares																			$ 0.00003
Shares sold								16,000
Minimum [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares																			0.00003
Shares sold																																										84,000
Exercise price (in Dollars per share) | $ / shares																																										$ 0.00003
Maximum [Member]
Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares															2.36
Purchase of shares																																						285,397				285,397
Fund statutory reserves, percentage																																										50.00%
Company stock price | $																					$ 21.5								$ 123.5
Maximum [Member] | Warrants [Member]
Equity [Line Items]
Pre-split shares																				75.75
Maximum [Member] | Ordinary Shares [Member] | Warrants [Member]
Equity [Line Items]
Pre-split shares																						297,029,703
Maximum [Member] | SPA Agreement [Member]
Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares															$ 23.5
Maximum [Member] | IPO [Member]
Equity [Line Items]
Sold ordinary share																																									1,200,000
Maximum [Member] | Equity Incentive Plan [Member]
Equity [Line Items]
Shares sold									5,000,000
Maximum [Member] | Anguo [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares																																																	$ 0.000002
Maximum [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares																			0.0015
Pre-split shares								800,000
Maximum [Member] | Class A Ordinary Shares [Member] | Warrants [Member]
Equity [Line Items]
Class of Warrant or Right, Outstanding															2,030,460
Maximum [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares																			$ 0.0015
Pre-split shares																																										4,200,000
Exercise price (in Dollars per share) | $ / shares																																										$ 0.0015

[1]	On October 13, 2024, the Company issued and sold 6,667 (Pre-splits 5,000,000) Class A accompanying warrants of 13,333 (Pre-splits 10,000,000) shares. The Company had received the net proceeds of $2.5 million in October, 2024. The Company uses the Binominal Tree Pricing Model to value the warrants. The Company accounted for the warrants as liabilities, in accordance with ASC 480 and ASC 815. The fair value allocated to the warrants on the issuance date is $14,493,455, and reduce additional paid-in capital of $ 11,993,465.
[2]	Retrospectively adjusted to reflect the effect of a 50-to-1 reverse stock split effective June 11, 2026 (see Note 10).
[3]	Retrospectively adjusted to reflect the effect of a 50-to-1 reverse stock split effective June 11, 2026 (see Note 10).